ACQUISITIONS	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Business Combinations [Abstract]
ACQUISITIONS

2.   ACQUISITIONS

Utz Brands Holdings, LLC

On June 5, 2020, UBH entered into a definitive Business Combination Agreement with CCH and the Continuing Members. At the closing of the Business Combination (the "Closing") on August 28, 2020 (the "Closing Date"), the Company domesticated into a Delaware corporation and changed its name to "Utz Brands, Inc." At the Closing, the Company (i) acquired certain common and preferred interests of the Continuing Members from third party members (“UPA Seller”), and the Continuing Members then redeemed such common and preferred interests for, and the Company received, an equivalent value of common limited liability company units of UBH, (ii) contributed cash in exchange for additional common limited liability company units of UBH, and (iii) purchased additional common limited liability company units and 100% of the managing interests of UBH from the Continuing Members. As part of the Business Combination, the Continuing Members (a) received certain cash considerations for the common limited liability company units that they sold to the Company, (b) received such number of shares of newly issued non-economic Class V Common Stock in the Company equal to the common limited liability company units that the Continuing Members retained in UBH, and a unit of limited liability company units of UBH and a share of Class V Common Stock are exchangeable for one share of Class A Common

Stock of the Company, (c) were entitled to receive certain restricted common limited liability company units in UBH (the "Retained Restricted Units") that would be vested under certain market conditions, which vested as of the Closing, and (d) entered into a Tax Receivable Agreement (“TRA”) that requires the Company to pay to the Continuing Members 85% of the applicable cash savings, if any, in U.S. federal and state income tax determined based on certain attributes as defined in the TRA. In connection with the Closing, UBH and the Company converted all of the outstanding phantom unit awards issued under the Utz Quality Foods, LLC 2018 Long-Term Incentive Plan ("2018 LTIP") into restricted stock units (“2020 LTIP RSUs”) issued by the Company under the Utz Quality Foods, LLC 2020 Long-Term Incentive Plan (the "2020 LTIP"). Further discussion of the purchase consideration of the Business Combination is disclosed later in this footnote.

The Company was determined to be the accounting acquirer and UBH was determined to be the accounting acquiree, in accordance with ASC 810, as the Company is considered to be the primary beneficiary of UBH after the Business Combination. In accordance with the ASC 805, Business Combinations, acquisition method of accounting, the purchase price allocation of assets acquired and liabilities assumed of UBH are presented based on their estimated fair values as of the Closing. ASC 805 establishes a measurement period to provide the Company with a reasonable amount of time to obtain the information necessary to identify and measure various items in a business combination and cannot extend beyond one year from the acquisition date.

As a result of the Business Combination, the Company’s financial statement presentation distinguishes UBH as the “Predecessor” through the Closing Date. The Company, which includes consolidation of UBH subsequent to the Business Combination, is the “Successor” for periods after the Closing Date. As a result of the application of the acquisition method of accounting in the Successor period, the financial statements for the Successor period are presented on a full step-up basis as a result of the Business Combination, and are therefore not comparable to the financial statements of the Predecessor period that are not presented on the same full step-up basis due to the Business Combination.

The following table summarizes the provisional total business enterprise value, comprised of the fair value of certain purchase consideration paid by the Company to the Continuing Members, the fair value of the noncontrolling interest and the fair value of certain net debt assumed by the Company at Closing:

(in thousands)
Total cash consideration	$199,161
Tax Receivable Agreement obligations to the Continuing Members(1)	28,690
Replaced Awards(2)	11,175
Continuing Members’ Retained Restricted Units in UBH(3)	54,067
Total purchase consideration	293,093
Noncontrolling interest(4)	896,701
Net debt assumed	648,150
Total business enterprise value	$1,837,944
(1)	Under the terms of the TRA, the Company generally will be required to pay to the Continuing Members 85% of the applicable cash savings, if any, in U.S. federal and state income tax based on its ownership in UBH that the Company is deemed to realize in certain circumstances as a result of the increases in tax basis and certain tax attributes resulting from the Business Combination. The fair value of these contingent payments at the Closing was $28.7 million which has been recorded as a non-current accrued expense. Refer to Note 14. "Income Taxes" for additional information on the TRA.
(2)	Represents the fair value of the Phantom Units associated with the pre-combination requisite service period and issued under the 2018 LTIP that were converted into 2020 LTIP RSUs of the Company issued under the 2020 LTIP at the Closing. The difference between the fair value of the Phantom Units and the fair values of the 2020 LTIP RSUs represents the fair value of the compensation expenses for the post-combination requisite service period for the replacement awards. Compensation expenses will be recorded evenly during the post-combination requisite service period through the end of fiscal 2021, which is the cliff vest date of the replacement awards.
(3)	A total of 3,483,022 common limited liability company units that were initially subject to certain restrictions (the "Retained Restricted Units") in UBH were received by the Continuing Members at the Closing. These Retained Restricted Units were vested and converted to common limited liability company units of UBH at the Closing, as the vesting conditions were all met as of the Closing. The fair value of the Retained Restricted Units was calculated based on the stock price of the Company at the August 28, 2020 Closing, less a 5% lack of marketability discount due to a restriction on the exchange of the Continuing Members’ common limited liability company units to Class A Common Stock of the Company for a period not to exceed 12 months from the Closing.
(4)	The noncontrolling interest represents the common limited liability company units of UBH held by the Continuing Members. The fair value of these units was determined based on the Class A Common Stock price of the Company at the August 28, 2020 Closing, less a 5% lack of marketability discount due to a restriction on the exchange of the Continuing Members’ common limited liability company units to Class A Common Stock of the Company for a period not to exceed 12 months from the Closing.

The following table summarizes the provisional fair values of the assets acquired and liabilities assumed of UBH at Closing:

(in thousands)
Assets acquired:
Cash and cash equivalents	$13,713
Accounts receivable, net	119,339
Inventory, net	63,862
Prepaid expenses and other assets	6,116
Notes receivable	29,453
Property, plant and equipment, net	269,951
Identifiable intangible assets(1)	871,150
Other assets	7,086
Total assets acquired:	1,380,670
Liabilities assumed:
Accounts payable	49,531
Accrued expenses	78,223
Notes payable	34,547
Deferred tax liability	25,381
Total liabilities assumed:	187,682
Net identifiable assets acquired	1,192,988
Goodwill(2)	$644,956
(1)	The Company has determined that certain of the acquired trade names included in Intangible assets, net will be amortized over a period of 15 years, and the customer relationships asset will be amortized over a period of 25 years on a straight-line basis commensurate with the acquisition date expectations for the economic value (i.e. net cash flow generating capability) that is to be provided by the trade names and customer relationships, respectively.

The provisional fair values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value	Useful Life
	(In Thousands)	(In Years)
Indefinite lived trade names	$355,500	Indefinite
Finite lived trade names	56,000	15
Customer relationships	443,500	25
Technology	43	5
Master distribution rights	2,221	15
Company owned routes	13,886	Indefinite
Total	$871,150
(2)	The goodwill of $645.0 million represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable intangible assets acquired. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market position and the assembled workforce of UBH. A portion of the goodwill recognized is expected to be deductible for income tax purposes. As of April, 4, 2021, the purchase price allocation has not been finalized.

H.K. Anderson

On November 2, 2020, the Company, through its subsidiary UQF, acquired certain assets of the H.K. Anderson business ("HKA Acquisition"), a leading brand of peanut butter-filled pretzels, from subsidiaries of Conagra Brands, Inc. for approximately $8.0 million. The acquisition, which includes certain intangible assets, is intended to broaden the Company’s product offering to include peanut butter filled pretzels. The provisional fair values to which the purchase price was allocated were $1.8 million to trademarks, $2.7 million to customer relationships, and $3.5 million to goodwill. The trademarks and customer relationships are being amortized over a period of 15 years. As of April 4, 2021, the purchase price allocation has not been finalized. We expect to finalize the valuation report and complete the purchase price allocation no later than one-year from the acquisition date.

Truco Holdco Inc. Acquisition and OTB Brand Purchase

On November 11, 2020, the Company caused its subsidiaries, UQF and Heron, to enter into a Stock Purchase Agreement among UQF, Heron, Truco Holdco Inc. (“Truco”) and Truco Holdings LLC ("Truco Seller"). On December 14, 2020, pursuant to the Stock Purchase Agreement, the Company caused its subsidiary, Heron, to purchase and acquire from Truco Holdings LLC all of the issued and outstanding shares of common stock of Truco (the “Truco Acquisition”). Upon completion of the Truco Acquisition, Truco became a wholly owned subsidiary of Heron. At the closing of the Truco Acquisition, the Company paid the aggregate cash purchase price of approximately $404.0 million to Truco Holdings LLC, including payments of approximately $3.0 million for cash on hand at Truco at the closing of the Truco Acquisition, less estimated working capital adjustments, subject to customary post-closing adjustments.

In addition, on December 14, 2020, UQF purchased and acquired from OTB Acquisition, LLC certain intellectual property (“OTB IP”) assets (the “IP Purchase”) pursuant to an Asset Purchase Agreement, dated November 11, 2020, among UQF, Truco Holdings LLC and OTB Acquisition LLC. The IP Purchase was determined to be an asset acquisition under the provisions of ASC Subtopic 805-50. The IP Purchase is accounted for separately from the Truco Acquisition, as Truco and the OTB IP were acquired from two different selling parties that were not under common control and the two acquisitions are separate transactions. The OTB IP was initially recognized and measured by the Company based on its purchase price of $79.0 million since it was acquired in an asset purchase and is treated as an indefinite lived intangible asset.

For the Truco Acquisition, the Company was determined to be the accounting acquirer and Truco was determined to be the accounting acquiree, in accordance with ASC 805. In accordance with the ASC 805 acquisition method of accounting, the purchase price allocation of assets acquired and liabilities assumed of Truco are presented based on their estimated fair values as of the closing date of the acquisition. ASC 805 establishes a measurement period to provide the Company with a reasonable amount of time to obtain the information necessary to identify and measure various items in a business combination and cannot extend beyond one year from the acquisition date.

The following table summarizes the provisional fair values of the assets acquired and liabilities assumed by the Company at the date of the acquisition:

(in thousands)
Purchase consideration	$403,963
Tax consideration (1)	4,468
Total consideration	408,431
Assets acquired:
Cash	5,811
Accounts receivable	15,609
Inventory, net	2,629
Prepaid expenses and other assets	5,090
Property, plant and equipment	461
Other assets	1,219
Customer relationships (2)	225,000
Total assets acquired:	255,819
Liabilities assumed:
Accounts payable	5,702
Accrued expenses	4,492
Other liabilities	26
Deferred tax liability	50,855
Total liabilities assumed:	61,075
Net identifiable assets acquired	194,744
Goodwill (3)	$213,687
(1)	The Stock Purchase Agreement provided that Truco Holdings LLC is entitled to receive any tax refunds received by the Company after the closing date for any pre-closing date tax period of Truco. The Company estimated an income tax refund receivable in the amount of $4.5 million related to the pre-acquisition tax periods, which was reflected on the Company’s consolidated balance sheet as of January 3, 2021. The Company recorded a corresponding payable of $4.5 million to Truco Holdings LLC.
(2)	The identifiable intangible assets represent the existing customer relationships of Truco that were valued using a discounted cash flow model using projected sales growth, attrition and a useful life of 15 years. Truco’s provisional customer relationship fair value is $225.0 million. The Company has determined that all the acquired customer relationships will be amortized over a period of 15 years on a straight-line basis commensurate with the acquisition date expectations for the economics that are to be provided by the customer relationships.
(3)	The goodwill of $213.7 million represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable intangible assets acquired and liabilities assumed. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market position and the assembled workforce of Truco. As of January 3, 2021, the purchase price allocation has not been finalized. We expect to finalize the valuation report and complete the purchase price allocation no later than one-year from the acquisition date.

The Company incurred $5.6 million of transaction costs directly related to the acquisition. These transaction costs are recorded within administrative expenses within the consolidated statements of operations and comprehensive income (loss). Truco contributed revenues of $44.3 million and net income of $4.7 million in the consolidated statement of operations and comprehensive income (loss) for the for the first fiscal quarter of 2021.

Vitner’s

On January 11, 2021, the Company announced that its subsidiary, UQF entered into a definitive agreement with Snak-King Corp. to acquire certain assets of the C.J. Vitner business ("Vitner’s acquisition" or "acquisition of Vitner’s"), a leading brand of salty snacks in the Chicago, IL area. The Company closed this transaction on February 8, 2021 and the purchase price of approximately $25 million was funded from current cash-on-hand. The provisional fair values to which the purchase price was allocated were $2.9 million to trademarks, $0.8 million to customer relationships, $1.7 million to DSD routes, and $17.8 million to goodwill. The trademarks and customer relationships are being amortized over a period of 15 years. As of April 4, 2021, the purchase price allocation has not been finalized. We expect to finalize the valuation report and complete the purchase price allocation no later than one-year from the acquisition date.

2.    ACQUISITIONS

Utz Brands Holdings, LLC

On June 5, 2020, UBH entered into a definitive Business Combination Agreement with CCH and the Continuing Members. At the closing of the Business Combination (the “Closing”) on August 28, 2020 (the “Closing Date”), the Company domesticated into a Delaware corporation and changed its name to “Utz Brands, Inc.” At the Closing, the Company (i) acquired certain common and preferred interests of the Continuing Members from third party members (“UPA Seller”), and the Continuing Members then redeemed such common and preferred interests for, and the Company received, an equivalent value of common limited liability company units of UBH, (ii) contributed cash in exchange for additional common limited liability company units of UBH, and (iii) purchased additional common limited liability company units and 100% of the managing interests of UBH from the Continuing Members. As part of the Business Combination, the Continuing Members (a) received certain cash considerations for the common limited liability company units that they sold to the Company, (b) received such number of shares of newly issued non-economic Class V Common Stock in the Company equal to the common limited liability company units that the Continuing Members retained in UBH, and a unit of limited liability company units of UBH and a share of Class V Common Stock are exchangeable for one share of Class A Common Stock of the Company, (c) were entitled to receive certain restricted common limited liability company units in UBH (the “Retained Restricted Units”) that would be vested under certain market conditions, which vested as of the Closing, and (d) entered into a Tax Receivable Agreement (“TRA”) that requires the Company to pay to the Continuing Members 85% of the applicable cash savings, if any, in U.S. federal and state income tax determined based on certain attributes as defined in the TRA. In connection with the Closing, UBH and the Company converted all of the outstanding phantom unit awards issued under the Utz Quality Foods, LLC 2018 Long-Term Incentive Plan (“2018 LTIP”) into restricted stock units (“2020 LTIP RSUs”) issued by the Company under the Utz Quality Foods, LLC 2020 Long-Term Incentive Plan (the “2020 LTIP”). Further discussion of the purchase consideration of the Business Combination is disclosed later in this footnote.

The Company was determined to be the accounting acquirer and UBH was determined to be the accounting acquiree, in accordance with ASC 810, as the Company is considered to be the primary beneficiary of UBH after the Business Combination. In accordance with the ASC 805, Business Combinations, acquisition method of accounting, the purchase price allocation of assets acquired and liabilities assumed of UBH are presented based on their estimated fair values as of the Closing. ASC 805 establishes a measurement period to provide the Company with a reasonable amount of time to obtain the information necessary to identify and measure various items in a business combination and cannot extend beyond one year from the acquisition date.

As a result of the Business Combination, the Company’s financial statement presentation distinguishes UBH as the “Predecessor” through the Closing Date. The Company, which includes consolidation of UBH subsequent to the Business Combination, is the “Successor” for periods after the Closing Date. As a result of the application of the acquisition method of accounting in the Successor period, the financial statements for the Successor period are presented on a full step-up basis as a result of the Business Combination, and are therefore not comparable to the financial statements of the Predecessor period that are not presented on the same full step-up basis due to the Business Combination.

The following table summarizes the provisional total business enterprise value, comprised of the fair value of certain purchase consideration paid by the Company to the Continuing Members, the fair value of the noncontrolling interest and the fair value of certain net debt assumed by the Company at Closing:

(in thousands)
Total cash consideration	$199,161
Tax Receivable Agreement obligations to the Continuing Members(1)	28,690
Replaced Awards(2)	11,175
Continuing Members’ Retained Restricted Units in UBH(3)	54,067
Total purchase consideration	293,093
Noncontrolling interest(4)	896,701
Net debt assumed	648,150
Total business enterprise value	$1,837,944
(1)	Under the terms of the TRA, the Company generally will be required to pay to the Continuing Members 85% of the applicable cash savings, if any, in U.S. federal and state income tax based on its ownership in UBH that the Company is deemed to realize in certain circumstances as a result of the increases in tax basis and certain tax attributes resulting from the Business Combination. The fair value of these contingent payments at the Closing was $28.7 million which has been recorded as a non-current accrued expense. Refer to Note 15. “Income Taxes” for additional information on the TRA.
(2)	Represents the fair value of the Phantom Units associated with the pre-combination requisite service period and issued under the 2018 LTIP that were converted into 2020 LTIP RSUs of the Company issued under the 2020 LTIP at the Closing. The difference between the fair value of the Phantom Units and the fair values of the 2020 LTIP RSUs represents the fair value of the compensation expenses for the post-combination requisite service period for the replacement awards. Compensation expenses will be recorded evenly during the post-combination requisite service period through the end of fiscal 2021, which is the cliff vest date of the replacement awards. Refer to Note 11. “Share Based Compensation” for additional information on the 2020 LTIP RSUs.
(3)	A total of 3,483,022 common limited liability company units that were initially subject to certain restrictions (the “Retained Restricted Units”) in UBH were received by the Continuing Members at the Closing. These Retained Restricted Units were vested and converted to common limited liability company units of UBH at the Closing, as the vesting conditions were all met as of the Closing. The fair value of the Retained Restricted Units was calculated based on the stock price of the Company at the August 28, 2020 Closing, less a 5% lack of marketability discount due to a restriction on the exchange of the Continuing Members’ common limited liability company units to Class A Common Stock of the Company for a period not to exceed 12 months from the Closing.
(4)	The noncontrolling interest represents the common limited liability company units of UBH held by the Continuing Members. The fair value of these units was determined based on the Class A Common Stock price of the Company at the August 28, 2020 Closing, less a 5% lack of marketability discount due to a restriction on the exchange of the Continuing Members’ common limited liability company units to Class A Common Stock of the Company for a period not to exceed 12 months from the Closing.

The following table summarizes the provisional fair values of the assets acquired and liabilities assumed of UBH at Closing:

(in thousands)
Assets acquired:
Cash and cash equivalents	$13,713
Accounts receivable	119,339
Inventory	63,862
Prepaid expenses and other assets	6,116
Notes receivable	29,453
Property, plant and equipment	269,951
Identifiable intangible assets(1)	871,150
Other assets	7,086
Total assets acquired:	1,380,670
Liabilities assumed:
Accounts payable	49,531
Accrued expenses	78,223
Notes payable	34,547
Deferred tax liability	25,381
Total liabilities assumed:	187,682
Net identifiable assets acquired	1,192,988
Goodwill(2)	$644,956
(1)	The Company has determined that certain of the acquired trade names included in intangible assets will be amortized over a period of 15 years, and the customer relationships intangible asset will be amortized over a period of 25 years on a straight-line basis commensurate with the acquisition date expectations for the economic value (i.e. net cash flow generating capability) that is to be provided by the trade names and customer relationships, respectively.

The provisional fair values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value	Useful Life
	(In Thousands)	(In Years)
Indefinite lived trade names	$355,500	Indefinite
Finite lived trade names	56,000	15
Customer relationships	443,500	25
Technology	43	5
Master distribution rights	2,221	15
Company owned routes	13,886	Indefinite
Total	$871,150
(2)	The goodwill of $645.0 million represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable intangible assets acquired and liabilities assumed. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market position and the assembled workforce of UBH. A portion of the goodwill recognized is expected to be deductible for income tax purposes. As of January 3, 2021, the purchase price allocation has not been finalized. We expect to finalize the valuation report and complete the purchase price allocation no later than one-year from the acquisition date.

The predecessor financial statements of UBH include $25.0 million of transaction costs from December 30, 2019 to August 28, 2020. These transaction costs are recorded within administrative expenses within the consolidated statements of operations and comprehensive income. Prior to the Closing Date, CCH incurred $13.4 million of transaction costs related to the Business Combination, which are not reported in the predecessor consolidated statements of operations and comprehensive income as CCH is not the predecessor. UBH contributed revenues of $325.6 million and net loss of $13.8 million in the consolidated statement of operations for the period from the acquisition date of August 28, 2020 to January 3, 2021.

Kitchen Cooked

On November 19, 2019 UBH entered into a stock purchase agreement to acquire all of the outstanding shares of common stock ("Kitchen Cooked Acquisition") of Kitchen Cooked, an Illinois corporation. UBH acquired Kitchen Cooked to expand its distribution and production capacity in Illinois and the surrounding area.

UBH closed the acquisition of Kitchen Cooked on December 30, 2019. At the closing, UBH made a cash payment of $6.9 million and recorded $2.0 million in deferred payment obligations for the acquisition of the outstanding shares of Kitchen Cooked as well as certain real estate supporting its operations. The $2.0 million in deferred payments were payable in installments of $1.0 million each on the first two anniversaries following the closing, with $1.0 million paid at the end of fiscal 2020 and $1.0 million payable towards the end of fiscal year 2021. The purchase consideration was primarily allocated between trademarks $1.6 million, customer relationships $2.1 million, and other assets totaling $2.3 million and liabilities assumed of $1.2 million, which resulted in goodwill of $4.1 million. The Company has determined that all the acquired customer relationships and trademarks will be amortized over a period of 15 years on a straight-line basis commensurate with the acquisition date expectations for the economics that are to be provided by the trademarks and customer relationships. The goodwill of $4.1 million arising from the acquisition consists largely of the synergies and economies of scale expected from combining the operations and intangible assets that do not qualify for separate recognition. None of the goodwill recognized is expected to be deductible for income tax purposes.

H.K. Anderson

On November 2, 2020, the Company, through its subsidiary UQF acquired certain assets of the H.K. Anderson business ("HKA Acquisition"), a leading brand of peanut butter-filled pretzels, from subsidiaries of Conagra Brands, Inc. for approximately $8.0 million. The acquisition, which includes certain intangible assets is intended to broaden the Company’s product offering to include peanut butter filled pretzels. The provisional fair values to which the purchase price was allocated were $1.8 million to trademarks, $2.7 million to customer relationships, and $3.5 million to goodwill. The trademarks and customer relationships are being amortized over a period of 15 years. As of January 3, 2021, the purchase price allocation has not been finalized. We expect to finalize the valuation report and complete the purchase price allocation no later than one-year from the acquisition date.

Truco Holdco Inc. Acquisition and OTB Brand Purchase

On November 11, 2020 the Company caused its subsidiaries, UQF and Heron, to enter into a Stock Purchase Agreement among UQF, Heron, Truco and Truco Holdings LLC. On December 14, 2020, pursuant to the Stock Purchase Agreement, the Company caused its subsidiary, Heron, to consummate the Truco Acquisition. Upon completion of the Truco Acquisition, Truco became a wholly owned subsidiary of Heron. At the closing of the Truco Acquisition, the Company paid the aggregate cash purchase price of approximately $404.0 million to Truco Holdings LLC, including payments of approximately $3.0 million for cash on hand at Truco at the closing of the Truco Acquisition, less estimated working capital adjustments, subject to customary post-closing adjustments.

In addition, on December 14, 2020, UQF consummated the IP Purchase pursuant to which it purchased and acquired from OTB Acquisition, LLC the OTB IP pursuant to an Asset Purchase Agreement, dated November 11, 2020, among UQF, Truco Seller and OTB Acquisition, LLC. The IP Purchase was determined to be an asset acquisition under the provisions of ASC Subtopic 805-50. The IP Purchase is accounted for separately from the Truco Acquisition, as Truco and the OTB IP were acquired from two different selling parties that were not under common control and the two acquisitions are separate transactions. The OTB IP was initially recognized and measured by the Company based on its purchase price of $79.0 million since it was acquired in an asset purchase and is treated as an indefinite lived intangible assets.

For the Truco Acquisition, the Company was determined to be the accounting acquirer and Truco was determined to be the accounting acquiree, in accordance with ASC 805. In accordance with the ASC 805 acquisition method of accounting, the purchase price allocation of assets acquired and liabilities assumed of Truco are presented based on their estimated fair values as of the closing date of the acquisition. ASC 805 establishes a measurement period to provide the Company with a reasonable amount of time to obtain the information necessary to identify and measure various items in a business combination and cannot extend beyond one year from the acquisition date.

The following table summarizes the provisional fair values of the assets acquired and liabilities assumed by the Company at the date of the acquisition:

(in thousands)
Purchase consideration	$403,963
Tax consideration (1)	4,468
Total consideration	408,431
Assets acquired:
Cash	5,811
Accounts receivable	15,609
Inventory, net	2,629
Prepaid expenses and other assets	5,090
Property, plant and equipment	461
Other assets	1,219
Customer relationships (2)	225,000
Total assets acquired:	255,819
Liabilities assumed:
Accounts payable	5,702
Accrued expenses	4,492
Other liabilities	26
Deferred tax liability	50,855
Total liabilities assumed:	61,075
Net identifiable assets acquired	194,744
Goodwill (3)	$213,687
(1)	The Stock Purchase Agreement provided that Truco Holdings LLC is entitled to receive any tax refunds received by the Company after the closing date for any pre-closing date tax period of Truco. The Company estimated an income tax refund receivable in the amount of $4.5 million related to the pre-acquisition tax periods, which was reflected on the Company’s consolidated balance sheet as of January 3, 2021. The Company recorded a corresponding payable of $4.5 million to Truco Holdings LLC.
(2)	The identifiable intangible assets represent the existing customer relationships of Truco that were valued using a discounted cash flow model using projected sales growth, attrition and a useful life of 15 years. Truco’s provisional customer relationship fair value is $225.0 million. The Company has determined that all the acquired customer relationships will be amortized over a period of 15 years on a straight-line basis commensurate with the acquisition date expectations for the economics that are to be provided by the customer relationships.
(3)	The goodwill of $213.7 million represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable intangible assets acquired and liabilities assumed. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market position and the assembled workforce of Truco. As of January 3, 2021, the purchase price allocation has not been finalized. We expect to finalize the valuation report and complete the purchase price allocation no later than one-year from the acquisition date.

The Company incurred $5.6 million of transaction costs directly related to the acquisition. These transaction costs are recorded within administrative expenses within the consolidated statements of operations and comprehensive income. Truco contributed revenues of $9.7 million and net income of $0.8 million in the consolidated statement of operations and comprehensive income (loss) for the period from the acquisition date of December 14, 2020 to January 3, 2021.

Kennedy

On September 10, 2019, UQF entered into a stock purchase agreement to acquire all of the outstanding shares of common stock of Kennedy (the "Kennedy Acquisition") from Conagra Brands, Inc. (“Conagra”), a Delaware corporation. Kennedy was previously wholly owned by the Conagra subsidiary, Peak Finance Holdings LLC (“the Seller”). Kennedy consists of two divisions: Tim’s Cascade Snacks and Snyder of Berlin, which are snack food manufacturers. Kennedy was acquired to expand the Company’s national footprint and capture significant synergies. The acquisition provided UQF with the second-largest DSD network for branded salty snacks in the Pacific Northwest; a leased, regional production facility outside of Seattle, WA; and increased scale with retailers in the Western U.S. The Company also acquired regional DSD routes and a production facility in Berlin, PA, which are highly complementary with its existing business in that region.

The acquisition was closed on October 21, 2019 when UQF commenced a cash acquisition to purchase all of the outstanding shares of common stock of Kennedy. UQF made a cash payment of $141.4 million for the acquisition on the closing date, which included cash paid for the acquisition of the outstanding shares of Kennedy, settlement of insurance for the transaction incurred by UQF, transfer of $1.6 million in operating cash to Kennedy, and settlement of certain professional fees totaling $1.8 million incurred by UQF.

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed at the date of the Kennedy Acquisition:

(in thousands)
Purchase consideration	$138,072
Assets acquired:
Cash	227
Accounts receivable	12,331
Inventory	7,443
Prepaid expenses and other assets	129
Property, plant and equipment	19,175
Trademarks	20,810
Customer relationships	13,200
Favorable and unfavorable lease intangibles	(85)
Total assets acquired:	73,230
Liabilities assumed:
Accounts payable	4,996
Accrued expenses and other	1,644
Other non-current liabilities	18
Total liabilities assumed:	6,658
Net identifiable assets acquired	66,572
Goodwill	$71,500

As of January 3, 2021, the purchase price allocation has been finalized.

UQF has determined that all the acquired trademarks included in Intangible assets, net will be amortized over a period of 15-20 years, and the customer relationship asset will be amortized over a period of 15 years on a straight-line basis commensurate with the acquisition date expectations for the economic value (i.e. net cash flow generating capability) that is to be provided by the trademarks and relationships, respectively. The transaction included the recognition of a liability of $0.1 million for unfavorable leases acquired which shall be amortized over three years. The goodwill of $71.5 million arising from the acquisition of Kennedy consists largely of the synergies and economies of scale expected from combining the operations, and intangible assets that do not qualify for separate recognition, including assembled workforce acquired through the acquisition. The goodwill recognized is expected to be deductible for income tax purposes.

The results of operations of Kennedy are reported in the Company’s combined financial statements from the date of acquisition and include $20.6 million of total net sales and $0.1 million of net income for fiscal year 2019. During fiscal year 2020 Kennedy was integrated into the Company to the point where Kennedy revenue and net income is not separable.

The following unaudited pro forma financial information presents the results of operations as if the Business Combination, Truco Acquisition, IP Purchase, HKA Acquisition, Kitchen Cooked Acquisition, and the Kennedy Acquisition had occurred on January 1, 2019. These unaudited pro forma results may not necessarily reflect the actual results of operations that would have been achieved, nor are they necessarily indicative of future results of operations. The unaudited pro forma information reflects the step-up depreciation and amortization adjustments for the fair value of the assets acquired, the adjustment in interest expense due to the reduction in long term debt as a result of the Business Combination, and the related adjustment to the income tax provision. In addition, the pro forma net income is not adjusted to exclude transaction expenses and other non-recurring costs.

	For the year ended January 3, 2021	For the year ended December 29, 2019
(in thousands)	(unaudited)	(unaudited)
	(as restated)	(as restated)
Pro forma net sales	$1,154,229	$1,014,223
Pro forma net loss	(203,491)	(25,875)
Pro forma net loss attributable to controlling interest	(197,849)	(10,927)
Pro forma net loss attributable to noncontrolling interest	(5,642)	(14,948)